SHARE CAPITAL - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,181,491	3,488,291	3,899,630
Weighted average remaining contractual life of outstanding share options	3 years
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.13	$ 4.24	$ 4.09
Number of share options exercisable in share-based payment arrangement | shares	1,896,491	2,798,934
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.82	$ 4.18
$2.00 - $2.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,692,200
Weighted average remaining contractual life of outstanding share options	3 years 6 months
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.78
Number of share options exercisable in share-based payment arrangement | shares	618,800
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.58
$2.00 - $2.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2
$2.00 - $2.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.99
$4.00 - $4.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	540,000
Weighted average remaining contractual life of outstanding share options	3 years 3 months 18 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.14
Number of share options exercisable in share-based payment arrangement | shares	342,800
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.13
$4.00 - $4.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	4
$4.00 - $4.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 4.99
$5.00 - $5.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	24,000
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.43
Number of share options exercisable in share-based payment arrangement | shares	9,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 5.43
$5.00 - $5.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	5
$5.00 - $5.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 5.99
$6.00 - $6.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	925,291
Weighted average remaining contractual life of outstanding share options	1 year 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 6.57
Number of share options exercisable in share-based payment arrangement | shares	925,291
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.57
$6.00 - $6.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	6
$6.00 - $6.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 6.99